Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Distributable Reserves
As a company incorporated in England and Wales, Aon is required under U.K. law to have available “distributable reserves” to make share repurchases or pay dividends to shareholders. Distributable reserves are created through the earnings of the U.K. parent company and, among other methods, through a reduction in share capital approved by the High Court of Justice in England. Distributable reserves are not directly linked to a U.S. GAAP reported amount (e.g., retained earnings). As of December 31, 2019 and 2018, the Company had distributable reserves in excess of $32.4 billion and $2.2 billion, respectively. On July 16, 2019, we completed a reduction in share capital to create additional distributable reserves of $31 billion to support the payment of possible future dividends or future share repurchases, if and to the extent declared by the directors in compliance with their duties under U.K. law.
Ordinary Shares
Aon has a share repurchase program authorized by the Company’s Board of Directors. The Repurchase Program was established in April 2012 with $5.0 billion in authorized repurchases, and was increased by $5.0 billion in authorized repurchases in each of November 2014 and June 2017 for a total of $15.0 billion in repurchase authorizations.
Under the Repurchase Program, Class A Ordinary Shares may be repurchased through the open market or in privately negotiated transactions, from time to time, based on prevailing market conditions, and will be funded from available capital.
The following table summarizes the Company’s share repurchase activity (in millions, except per share data):

	Twelve months ended December 31
	2019	2018
Shares repurchased	10.5	10.0
Average price per share	$186.33	$143.94
Costs recorded to retained earnings
Total repurchase cost	$1,950	$1,447
Additional associated costs	10	7
Total costs recorded to retained earnings	$1,960	$1,454

At December 31, 2019, the remaining authorized amount for share repurchase under the Repurchase Program was approximately $2.0 billion. Under the Repurchase Program, the Company has repurchased a total of 128.7 million shares for an aggregate cost of approximately $13.0 billion.
Net Income Per Share
Weighted average ordinary shares outstanding are as follows (in millions):

Years ended December 31	2019	2018	2017
Basic weighted average ordinary shares outstanding	238.6	245.2	258.5
Dilutive effect of potentially issuable shares	2.0	1.8	2.2
Diluted weighted average ordinary shares outstanding	240.6	247.0	260.7

Potentially issuable shares are not included in the computation of diluted net income per share if their inclusion would be antidilutive. There were no shares excluded from the calculation in any of the years presented.
Dividends
During 2019, 2018, and 2017, the Company paid dividends of $410 million, $382 million, and $364 million, respectively, to holders of its Class A Ordinary Shares. Dividends paid per Class A Ordinary Share were $1.72, $1.56, and $1.41 for the years ended December 31, 2019, 2018, and 2017, respectively.
Accumulated Other Comprehensive Loss
Changes in Accumulated other comprehensive loss by component, net of related tax, are as follows (in millions):

	Change in Fair Value of Financial Instruments (1)	Foreign Currency Translation Adjustments	Postretirement Benefit Obligation (2)	Total
Balance at January 1, 2017	$(37)	$(1,264)	$(2,611)	$(3,912)
Other comprehensive income (loss) before reclassifications
Other comprehensive income (loss) before reclassifications	18	397	(220)	195
Tax benefit (expense)	(3)	(5)	55	47
Other comprehensive income (loss) before reclassifications, net	15	392	(165)	242
Amounts reclassified from accumulated other comprehensive income (loss)
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	(7)	236	227
Tax benefit (expense)	(1)	—	(52)	(53)
Amounts reclassified from accumulated other comprehensive income (loss), net	(3)	(7)	184	174
Net current period other comprehensive income (loss)	12	385	19	416
Balance at December 31, 2017	(25)	(879)	(2,592)	(3,496)
Adoption of new accounting guidance (3)	(1)	—	—	(1)
Balance at January 1, 2018	(26)	(879)	(2,592)	(3,497)
Other comprehensive income (loss) before reclassifications
Other comprehensive income (loss) before reclassifications	(15)	(437)	(124)	(576)
Tax benefit (expense)	18	(3)	28	43
Other comprehensive income (loss) before reclassifications, net	3	(440)	(96)	(533)
Amounts reclassified from accumulated other comprehensive income (loss)
Amounts reclassified from accumulated other comprehensive income (loss)	11	—	146	157
Tax benefit (expense)	(3)	—	(33)	(36)
Amounts reclassified from accumulated other comprehensive income (loss), net	8	—	113	121
Net current period other comprehensive income (loss)	11	(440)	17	(412)
Balance at December 31, 2018	(15)	(1,319)	(2,575)	(3,909)
Other comprehensive income (loss) before reclassifications
Other comprehensive income (loss) before reclassifications	(10)	15	(287)	(282)
Tax benefit (expense)	1	(1)	58	58
Other comprehensive income (loss) before reclassifications, net	(9)	14	(229)	(224)
Amounts reclassified from accumulated other comprehensive income (loss)
Amounts reclassified from accumulated other comprehensive income (loss)	14	—	109	123
Tax benefit (expense)	(2)	—	(21)	(23)
Amounts reclassified from accumulated other comprehensive income (loss), net	12	—	88	100
Net current period other comprehensive income (loss)	3	14	(141)	(124)
Balance at December 31, 2019	$(12)	$(1,305)	$(2,716)	$(4,033)

(1)
Reclassifications from this category included in Accumulated other comprehensive loss are recorded in Revenue, Interest expense, and Compensation and benefits in the accompanying Consolidated Statements of Income. See Note 15 “Derivatives and Hedging” for additional information regarding the Company’s derivative and hedging activity.

(2)	Reclassifications from this category included in Accumulated other comprehensive loss are recorded in Other income (expense).
(3)
Refer to Note 2 “Summary of Significant Accounting Principles and Practices ” for further information.